Payable To Investors Of Consolidated Structured Entities	12 Months Ended
Dec. 31, 2020
Disclosure Of Payable To Investors of Consolidated Structured Entities [Abstract]
Payable To Investors Of Consolidated Structured Entities
30	Payable to investors of consolidated structured entities

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Payable to investors of consolidated trust plans	42,896,764	110,309,109
Payable to investors of asset based securitization plans (Note 21(b))	1,331,829	43,662
Payable to investors of consolidated wealth management plans	3,014,457	14,947

	47,243,050	110,367,718